Other Payables (Details) - Schedule of other payables - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Schedule Of Other Payables Abstract
Due to related parties - payroll related	$ 607	$ 527
Accrued expenses	3,597	1,527
Government authorities	81	66
Payroll related	437	440
Other payables	10	18
Other Payables, Total	$ 4,732	$ 2,578